Loan Level Exception - Final Grades

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	257NQM0770	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Income Documentation - Income Docs Missing:: Borrower: Third Party Verification	Per guidelines, verification that borrower owns at least 25% of the business used in income qualification is required. File contains business entity listing from the state website; however, it does not contain verification that our borrower owns at least 25% of the business.	BUYER - GENERAL COMMENT (2024-09-06): Please see
VVOE. Borrower is sole proprietor and owns 100% of
business
REVIEWER - GENERAL COMMENT (2024-09-09): A VVOE
cannot be considered third party verification of
business ownership.  Please provide evidence
borrower owns at least 25% of the business used in
income qualifying.
BUYER - GENERAL COMMENT (2024-09-12): CPA letter
REVIEWER - GENERAL COMMENT (2024-09-19):
Document received is datedXX/XX/XXXX, which is after
Note date ofXX/XX/XXXX.  If client is accepting post-
dated CPA letter, condition can be waived with
compensating factors; however, we are not able to
clear condition unless documentation dated on or
prior to Note date is provided.
REVIEWER - WAIVED COMMENT (2024-12-17): Waived
with compensating factors per investor request.
Document provided is dated post-close; however, does
															verify ownership percentage.	1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0719	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/X/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report was not acknowledged by borrower 3 business days prior to closing. XXXX XXXX delivery shows appraisal was sent on XX/XX/XXXX, DocuSign certificate shows appraisal acknowledged by borrower on XX/XX/XXXX.	REVIEWER - WAIVED COMMENT (2024-11-26): Client elects to waive				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0759	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0706	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/X/XXXX)
																					[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:143XX/X/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	REVIEWER - WAIVED COMMENT (2024-11-29): Client elects to waive. REVIEWER - WAIVED COMMENT (2024-11-29): Client elects to waive.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0718	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Guideline Issue - The number of financed properties exceeds guidelines.	Per guidelines, the maximum number of financed investment properties for a single borrower is 10. Borrower has 13 financed investment properties, which exceeds guideline maximum. Loan file contains approved investor exception.	REVIEWER - WAIVED COMMENT (2024-12-05): Waived with compensating factors per investor exception approval provided at origination.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:AdditionXX/X/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	REVIEWER - WAIVED COMMENT (2024-12-04): Client elects to waive.		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0750	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Guideline Issue - The number of financed properties exceeds guidelines.	Per guidelines, the maximum number of financed investment properties for a single borrower is 10. Borrower has 13 financed investment properties, which exceeds guideline maximum. Loan file contains approved investor exception.	REVIEWER - WAIVED COMMENT (2024-12-05): Waived with compensating factors per investor exception approval provided at origination.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/X/XXXX)		REVIEWER - WAIVED COMMENT (2024-12-04): Client elects to waive.		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0717	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0786	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $40.00 exceeds tolerance of $25.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2024-12-03): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0727	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0753	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.24982% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXX or .XX%).
																					[1] Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-2.98. Sufficient or excess cure was provided to the borrower at Closing. (9300)	Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Points and Fees on subject loan of 3.25096% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXX or .XX%).	REVIEWER - WAIVED COMMENT (2024-12-10): Client elects to waive. REVIEWER - CURED COMMENT (2024-12-10): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0787	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0769	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/X/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal received by borrower not provided in loan file.	REVIEWER - WAIVED COMMENT (2024-12-16): Client elects to waive.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0820		XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0782	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/X/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence that appraisal was provided before or at closing is missing.	REVIEWER - WAIVED COMMENT (2024-12-16): Client elects to waive.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0793	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0792	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0854	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0855	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	The Hazard Insurance Policy Effective Date is XX/XX/XXXX after the later of the note or transaction date.	BUYER - GENERAL COMMENT (2025-01-02): Exception request and approval REVIEWER - WAIVED COMMENT (2025-01-07): Waived with compensating factors per investor exception approval received in trailing documents.	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0831	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0895	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0890	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $765.00 exceeds tolerance of $279.00 plus 10% or $306.90. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $765.00 exceeds tolerance of $40.00 plus 10% or $44.00.No valid changed circumstance was provided. No cure was provided to the Borrower.	BUYER - GENERAL COMMENT (2024-11-15): See uploaded initial CD
REVIEWER - GENERAL COMMENT (2024-11-19): XXXX Received CD dated 10/10 along with valid COC; however, still cure required is $414.10. Lender title insurance fee increased on revised LE dated XX/XX/XXXX without valid COC to $540 from $20. Provide Valid COC or Cure Docs. Cure Docs consists of PCCD, LOE, Refund Check and Proof of Mailing.
BUYER - GENERAL COMMENT (2024-12-03): See Uploaded PCCD, LOX, Refund check and Delivery Tracking receipt
REVIEWER - GENERAL COMMENT (2024-12-04): XXXX received PCCD, LOE Proof of Mailing and Copy of check. USPS  tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.
BUYER - GENERAL COMMENT (2024-12-06): See updated FedEx delivery Tracking showing delivery scheduled XX/XX
																							REVIEWER - CURED COMMENT (2024-12-06): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0889	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender exception is approved for non-warrantable condo with 22% HOA delinquencies.	REVIEWER - WAIVED COMMENT (2024-11-22): Lender exception in file.	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $520.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2024-11-20): Sufficient Cure Provided At Closing		Borrower has worked in the same position for more than 3 years. Miscellaneous Miscellaneous		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0892	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0891	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0867	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0875	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0967	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0907	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0909	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0876	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0918	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender exception for cash out refinance using a hybrid appraisal at 62.86% LTV.	REVIEWER - WAIVED COMMENT (2025-05-01): Client elects to waive with compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0924	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $195.00 exceeds tolerance of $170.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $195.00 exceeds tolerance of $170.00. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2025-04-25): Sufficient Cure Provided At Closing		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0931	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0968	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0969	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0970	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0925	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0923	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0973	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender Exception approved for housing history. Borrower owns his primary residence free and clear and has not open/active mortgages on credit.	REVIEWER - WAIVED COMMENT (2025-05-01): Client elects to waive with compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0975	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0943	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0935	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0977		XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower 3 business days prior to closing was not provided.	SELLER - GENERAL COMMENT (2025-05-05): XXXX Appraisal Delivery with Comments.pdf (Credit Review Documentation) was uploaded REVIEWER - GENERAL COMMENT (2025-05-06): Exception remains, missing acknowledgement evidence that borrower was received copy of Appraisal within 3 business days prior to Closing. Provided Appraisal notice contains Appraisal delivered on XX/XX/XXXX which is same as Note date XX/XX/XXXX. BUYER - WAIVED COMMENT (2025-05-12): XXXX acknowledges and waives this non-material EV2 finding		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0978	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0979	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0920	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0929	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0927	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0945	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0921	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0938	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0922	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender Exception Request is present in file and has been approved to allow 30 acre property which exceeds the stated guideline acreage of 20 acres.	REVIEWER - WAIVED COMMENT (2025-05-08): Lender approved exception with comp factors.	1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $4,250.00 exceeds tolerance of $3,000.00. Insufficient or no cure was provided to the borrower. (7507)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $4,250.00 exceeds tolerance of $3,000.00. File did not contain a valid Change of Circumstance for the increased fee and the cure provided at closing was not sufficient to cure both tolerance issues.	BUYER - GENERAL COMMENT (2025-06-12): PCCD cure documentation uploaded for review. REVIEWER - CURED COMMENT (2025-06-13): XXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0928	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1	1	1	Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0944	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0959	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0936	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0919	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - TILA Extended Rescission: Inaccurate material disclosures provided to borrower at consummation on a rescindable transaction resulting in extended rescission rights (3 years from consummation). Re-disclosure of accurate material disclosures, LOE, re-opening of rescission and proof of delivery required.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $XXXX is under disclosed by $168.60 compared to the calculated total of payments of $XXXX which exceeds the $35.00 threshold. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $871.10 exceeds tolerance of $702.50. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TILA Extended Rescission: Inaccurate material disclosures provided to borrower at consummation on a rescindable transaction resulting in extended rescission rights (3 years from consummation). Re-disclosure of accurate material disclosures, LOE, re-opening of rescission and proof of delivery required.: This is a material exception on a rescindable transaction and requires reopening of rescission and proof of delivery of RTC to complete cure. Further, the RTC must allow the borrower three days to cancel the transaction from date of delivery.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure reflects Total of Payments of $XXXX but calculated Total of Payments of $XXXX. Variance = -$168.60. Post Close CD provided reflects correct Total of Payments; however, to completely cure the issue the following items are still needed: 1) letter of explanation to the borrower, 2) proof of delivery, refund check for the underdisclosed amount and 4) evidence rescission was re-opened.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points increased from $702.50 on final CD to $871.10 on post close CD with no COC. No evidence of cure.	BUYER - GENERAL COMMENT (2025-06-06): Submitted documentation for the re-opened rescission, LOE, and proof of delivery for review.
REVIEWER - CURED COMMENT (2025-06-11): XXXX received RTC and proof of delivery.
BUYER - GENERAL COMMENT (2025-05-09): COC was included in the initial shipping package and is located in  your portal under doc ID XXXX reflecting Lock Expiration Extended with Lock confirmation under doc ID XXXX reflecting -0.060% Extension Fee being added (0.25% x 0.06% = 0.31% or $168.60 more).
REVIEWER - GENERAL COMMENT (2025-05-13): XXXX recognizes that fees can be updated in dry funding state, however, testing methodology generally remains the same. Creditors are required to disclose CDs based on best information reasonably known to the creditor at time of disclosure.  This best information reasonably available standard requires the creditor to exercise due diligence in obtaining the information.  Similar to pre-TRID reviews or reviews of loans not subject to TRID, the APR, Finance Charge, TOP and other material disclosures disclosed on the TIL Disclosure provided at consummation are compared to the actual APR, Finance Charge and TOP at consummation (using the fees from the final HUD in file which could be dated post consummation on a dry state).  The accuracy of material disclosures is based on the disclosures provided at or before consummation, not based on a TIL provided post consummation.  XXXX reviews pursuant to the SFA TRID Grid, Additional Considerations, Row 20, which provides:

Post Close CD - Material Disclosures Accuracy Test: Prior to TRID, material disclosures disclosed on the final TIL provided to the borrower at or before closing are compared to figures disclosed on most recent HUD-1 (issued pre or post close). Similarly, for TRID loans, TPRs will assume at initial review that fee changes reflected on PCCDs are corrections (similar to corrected HUD-1s), not updates of fees resulting from changes occurring after closing (lender incorrectly disclosed fees they were aware of or should have been aware of on final CD and issued a PCCD reflecting actual fees that should have been disclosed on final CD). Accordingly, TPR will calculate the APR, Finance Charge and TOP based on corrected fees on PCCD and cite exceptions if APR, Finance Charge and TOP disclosed on final CD are inaccurate based on fees shown on PCCD, an EV3-C exception will be cited if APR, Finance Charge, TOP on final CD are outside of tolerance for accuracy based on fees on most recent PCCD issued within 60 days of consummation (PCCD greater than 60 days from consummation will require accompanying ALTA settlement statement to confirm figures disclosed to be used for testing) unless: 1) discrepancy results from change in interim interest due to difference in anticipated vs. actual disbursement date; or 2) there is a corresponding lender credit/cure for the amount of the increase in fees paid by borrower reflected on PCCD; Otherwise, TILA 130(b) correction with LOE, refund or adjustment to ensure borrower does not pay more than amount disclosed, and proof of delivery required to cure to EV2-B. For rescindable transactions, re-opening of rescission and proof of receipt by borrower also required.

If changes in fee amounts reflected on the PCCD result from events that occurred after closing not reasonably known to the creditor at time of disclosure of the final CD after exercising diligence in obtaining such information, XXXX will review and consider an LOE, attestation, and documentation supporting fee changes are based on post consummation events that could not reasonably be known to creditor and that the disclosed figures were correct at the time of consummation.
BUYER - GENERAL COMMENT (2025-05-21): Submitted PCCD docs with refund check and proof of shipping for review.
REVIEWER - CURED COMMENT (2025-05-23): XXXX received PCCD, LOE, Copy of Refund Check and Proof of Mailing.
BUYER - GENERAL COMMENT (2025-05-09): COC was included in the initial shipping package and is located in  your portal under doc ID XXXX reflecting Lock Expiration Extended with Lock confirmation under doc ID XXXX reflecting -0.060% Extension Fee being added (0.25% x 0.06% = 0.31% or $168.60 more).
REVIEWER - GENERAL COMMENT (2025-05-13): XXXX received rebuttal comment. The COC for lock extension dated 04/21 is valid but the discount points fee was increased on Post CD dated 04/24 the fee increased after closing is not valid and cure is required. Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.
BUYER - GENERAL COMMENT (2025-05-13): California is a dry funding state, per the final CD the loan did not disburse untilXX/XX/XXXX, the lock expired prior to the funding at which time an extension was needed per the COC provided under Doc ID XXXX.
REVIEWER - GENERAL COMMENT (2025-05-13): XXXX recognizes that fees can be updated in dry funding state, however, testing methodology generally remains the same. Creditors are required to disclose CDs based on best information reasonably known to the creditor at time of disclosure.  This best information reasonably available standard requires the creditor to exercise due diligence in obtaining the information.  Similar to pre-TRID reviews or reviews of loans not subject to TRID, the APR, Finance Charge, TOP and other material disclosures disclosed on the TIL Disclosure provided at consummation are compared to the actual APR, Finance Charge and TOP at consummation (using the fees from the final HUD in file which could be dated post consummation on a dry state).  The accuracy of material disclosures is based on the disclosures provided at or before consummation, not based on a TIL provided post consummation.  XXXX reviews pursuant to the SFA TRID Grid, Additional Considerations, Row 20, which provides:

Post Close CD - Material Disclosures Accuracy Test: Prior to TRID, material disclosures disclosed on the final TIL provided to the borrower at or before closing are compared to figures disclosed on most recent HUD-1 (issued pre or post close). Similarly, for TRID loans, TPRs will assume at initial review that fee changes reflected on PCCDs are corrections (similar to corrected HUD-1s), not updates of fees resulting from changes occurring after closing (lender incorrectly disclosed fees they were aware of or should have been aware of on final CD and issued a PCCD reflecting actual fees that should have been disclosed on final CD). Accordingly, TPR will calculate the APR, Finance Charge and TOP based on corrected fees on PCCD and cite exceptions if APR, Finance Charge and TOP disclosed on final CD are inaccurate based on fees shown on PCCD, an EV3-C exception will be cited if APR, Finance Charge, TOP on final CD are outside of tolerance for accuracy based on fees on most recent PCCD issued within 60 days of consummation (PCCD greater than 60 days from consummation will require accompanying ALTA settlement statement to confirm figures disclosed to be used for testing) unless: 1) discrepancy results from change in interim interest due to difference in anticipated vs. actual disbursement date; or 2) there is a corresponding lender credit/cure for the amount of the increase in fees paid by borrower reflected on PCCD; Otherwise, TILA 130(b) correction with LOE, refund or adjustment to ensure borrower does not pay more than amount disclosed, and proof of delivery required to cure to EV2-B. For rescindable transactions, re-opening of rescission and proof of receipt by borrower also required.

If changes in fee amounts reflected on the PCCD result from events that occurred after closing not reasonably known to the creditor at time of disclosure of the final CD after exercising diligence in obtaining such information, XXXX will review and consider an LOE, attestation, and documentation supporting fee changes are based on post consummation events that could not reasonably be known to creditor and that the disclosed figures were correct at the time of consummation.
BUYER - GENERAL COMMENT (2025-05-21): Submitted PCCD docs with refund check and proof of shipping for review.
																							REVIEWER - CURED COMMENT (2025-05-22): XXXX Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0982	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0954	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0963	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0961	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,075.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,075.00 exceeds tolerance of $1,000.00. Sufficient cure is required.	REVIEWER - CURED COMMENT (2025-05-12): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0937	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0955	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $162.37 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	REVIEWER - CURED COMMENT (2025-05-12): Sufficient Cure Provided At Closing	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0984	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0942	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0930	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender approved exception for Allow 1007, lease and proof of deposit for departing residence recently list for sale, ro o set payment. Loss included in DTI.	REVIEWER - WAIVED COMMENT (2025-05-13): Client elected to waive exceptions with compensating factors.	1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0941	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0940	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0987	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0958	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0957	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0932	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient cure is required.	BUYER - GENERAL COMMENT (2025-05-15): COC with Final Inspection fee was included in the initial shipping package and is located in your portal under doc ID XXXX.
REVIEWER - GENERAL COMMENT (2025-05-20): XXXX received valid COC dated XX/XX/XXXX. However, Appraisal report with provided disclosure completed on XX/XX/XXXX with subject to repairs, but the Appraisal re-inspection fee was added on XX/XX/XXXX. This is outside of the required three-day timeline for notification of borrower. Cure is required.
BUYER - GENERAL COMMENT (2025-06-12): PCCD cure documentation uploaded for review.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2025-06-13): XXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD
REVIEWER - RE-OPEN COMMENT (2025-06-13): date error
																							REVIEWER - CURED COMMENT (2025-06-13): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0988	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Borrower has $XXXX in XXXX accounts. $XXXX held in a pledged account to theirXXXXline of credit. Excluded to qualify as income but being used for funds to close. Borrowers provided 401K and life insurance (cash value) to add more assets. $XXXXin net qualified assets for income. Need an exception to allow the income with less than the $1MM requirement. Both borrowers have stable wage jobs.	REVIEWER - WAIVED COMMENT (2025-05-15): Client elects to waive with compensating factors.	1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $162.00 plus 10% or $178.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Total amount of $200.00 exceeds tolerance of $162.00 plus 10% or $178.20. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2025-05-14): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0956	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly mortgage payment has decreased by at least 20%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0965	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:361XX/XX/XXXX)		BUYER - WAIVED COMMENT (2025-05-16): EV-2 acknowledged		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0939	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	ATR Risk	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	ATR failure due to missing income documentation: verbal verification of employment for co-borrower's income at XXXX not provided. ATR failure due to missing income documentation: verbal verification of employment for co-borrower's income at XXXX not provided. ATR failure due to missing income documentation: verbal verification of employment for co-borrower's income at XXXX not provided.	BUYER - GENERAL COMMENT (2025-05-23): Approved credit exception with supporting documentation uploaded for review.
REVIEWER - GENERAL COMMENT (2025-05-29): Received lender exception approval to allow most recent pay statement prior to closing in lieu of VVOE.
REVIEWER - WAIVED COMMENT (2025-05-29): Client elects to waive with compensating factors.
BUYER - GENERAL COMMENT (2025-05-23): Approved credit exception with supporting documentation uploaded to trailing docs for review.
REVIEWER - WAIVED COMMENT (2025-05-29): Client elects to waive with compensating factors.
BUYER - GENERAL COMMENT (2025-05-23): Approved credit exception with supporting documentation uploaded to trailing docs for review.
REVIEWER - WAIVED COMMENT (2025-05-29): Client elects to waive with compensating factors.	1	2	[2] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[2] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXXX XXXX/Wages)
[2] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - General Ability To Repay Provision Employment - W-2: ATR failure due to missing income documentation: verbal verification of employment for co-borrower's income at XXXX not provided.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: ATR failure due to missing income documentation: verbal verification of employment for co-borrower's income at XXXX not provided.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: ATR failure due to missing income documentation: verbal verification of employment for co-borrower's income at XXXX not provided.	REVIEWER - GENERAL COMMENT (2025-05-29): Re-grade to EV2-B with post-close lender exception and alternate documentation received pre-consummation.
BUYER - WAIVED COMMENT (2025-05-30): EV2-B with post-close lender exception and alternate documentation received pre-consummation.
BUYER - GENERAL COMMENT (2025-05-23): Approved credit exception with supporting documentation uploaded to trailing docs for review.
REVIEWER - GENERAL COMMENT (2025-05-29): Re-grade to EV2-B with post-close lender exception and alternate documentation received pre-consummation.
REVIEWER - GENERAL COMMENT (2025-05-29): The compliance exceptions have been re-graded to EV2-B ATR Risk with post-close lender exception and alternate documentation received pre-consummation.
BUYER - WAIVED COMMENT (2025-05-30): EV2-B with post-close lender exception and alternate documentation received pre-consummation.
BUYER - GENERAL COMMENT (2025-05-23): Approved credit exception with supporting documentation uploaded to trailing docs for review.
REVIEWER - GENERAL COMMENT (2025-05-29): Re-grade to EV2-B with post-close lender exception and alternate documentation received pre-consummation.
REVIEWER - GENERAL COMMENT (2025-05-29): The compliance exceptions have been re-graded to EV2-B ATR Risk with post-close lender exception and alternate documentation received pre-consummation.
BUYER - WAIVED COMMENT (2025-05-30): EV2-B with post-close lender exception and alternate documentation received pre-consummation.
BUYER - GENERAL COMMENT (2025-05-23): Approved credit exception with supporting documentation uploaded to trailing docs for review.
REVIEWER - GENERAL COMMENT (2025-05-29): Re-grade to EV2-B with post-close lender exception and alternate documentation received pre-consummation.
REVIEWER - GENERAL COMMENT (2025-05-29): The compliance exceptions have been re-graded to EV2-B ATR Risk with post-close lender exception and alternate documentation received pre-consummation.
BUYER - WAIVED COMMENT (2025-05-30): EV2-B with post-close lender exception and alternate documentation received pre-consummation.	Federal Compliance - Check Loan Designation Match - ATR Risk: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - General Ability To Repay Provision Employment - W-2: Assignee Liability: Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0964	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0960	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender approved exception to allow asset utilization, combined with other income, with less than minimum required post-closing reserve of $XXXX vs $XXXX.	REVIEWER - WAIVED COMMENT (2025-06-02): Client elects to waive with compensating factors.	1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0700	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0689	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Per the guides, only two bank accounts may be used for one business, 4 bank accounts used for income calculations.	BUYER - GENERAL COMMENT (2025-01-17): Please see attached lox explaining the accounts REVIEWER - GENERAL COMMENT (2025-01-22): Can a lender exception be provided for use of 4 bank accounts since guides only allow 2? BUYER - GENERAL COMMENT (2025-01-23): Exception for multiple bank accounts REVIEWER - WAIVED COMMENT (2025-01-24): Lender exception provided.	1				1					Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0691	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0609	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $250.00 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower. (7588)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $225.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $900.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $250.00 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $225.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $900.00. Insufficient or no cure was provided to the borrower.	SELLER - GENERAL COMMENT (2024-12-18): Disagree. The final CD included a tolerance cure of $150, which included $100 for attorney review fee increase and $50 for appraisal fee increase.
REVIEWER - CURED COMMENT (2024-12-20): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.
SELLER - GENERAL COMMENT (2024-12-23): Please see attached LOX, PCCD, copy of refund check and UPS label to borrower.
REVIEWER - CURED COMMENT (2024-12-24): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.
SELLER - GENERAL COMMENT (2024-12-18): Disagree. The final CD included a tolerance cure of $150, which included $100 for attorney review fee increase and $50 for appraisal fee increase.
																							REVIEWER - CURED COMMENT (2024-12-20): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0690	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: TROPICAL STORM HELENE Disaster Declaration Date: XX/XX/XXXX	The subject property is located in a FEMA disaster area. The most recent inspection is dated prior to the recent FEMA disaster. Disaster end date was XX/XX/XXXX. Provide a post-disaster inspection report showing no damage to the property.	REVIEWER - WAIVED COMMENT (2025-01-24): Property inspected after declaration date, prior to end date.	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

Property inspected post disaster but pre-FEMA declaration of disaster end date.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0606	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0687	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $450.00 exceeds tolerance of $407.00 plus 10% or $447.70. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $450.00 exceeds tolerance of $407.00 plus 10% or $447.70. Insufficient or no cure was provided to the borrower.	BUYER - GENERAL COMMENT (2025-02-11): The only 10% fee on this loan is the recording fee and it decreased from $407 to $400. Please review again and specify fees that have increased.
REVIEWER - GENERAL COMMENT (2025-02-12): XXXX: Title - Overnight fee in the amount of $50 added is in section B of initial CD dated 12/16 under borrower cannot shopped for service section, hence the fee was calculated under 0% tolerance and the fees were exceeds of $2.30 (ILE $407 + 10% ($40.7) = $447.70 - $450 FCD (Recording fee + Overnight fee)). Provide refund cure of $2.30 with Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.
BUYER - GENERAL COMMENT (2025-02-14): See uploaded Refund Check, LOX, PCCD and Proof of Mailing
																							REVIEWER - CURED COMMENT (2025-02-17): XXXX received PCCD, LOE, proof of mailing & copy of refund check.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0684	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: TROPICAL STORM HELENE Disaster Declaration Date: XX/XX/XXXX	The subject property is located in a FEMA disaster area. The most recent inspection is dated prior to the recent FEMA disaster. Disaster end date was XX/XX/XXXX. Provide a post-disaster inspection report showing no damage to the property.	BUYER - GENERAL COMMENT (2025-01-30): See uploaded appraisal, Appraiser signature dateXX/XX/XXXX REVIEWER - WAIVED COMMENT (2025-01-31): Property inspected after declaration date, prior to end date.	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $59.00 exceeds tolerance of $29.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure at closing	REVIEWER - CURED COMMENT (2025-02-11): Sufficient Cure Provided At Closing		Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0702	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXX is over disclosed by $302.40 compared to the calculated Amount Financed of $XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXXX is under disclosed by $302.40 compared to the calculated Finance Charge of $XXXX which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $199.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7319)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Disclosed Amount Financed was $XXXX. Calculated Amount Financed is $XXXX. Variance of $302.40.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charge of $XXXX. Calculated Finance Charge of $XXXX. Variance of -$302.40.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $199.00 exceeds tolerance of $0.00. No valid changed circumstance was provided. No cure was provided to the Borrower.	BUYER - GENERAL COMMENT (2025-02-18): TRID cure documents attached
BUYER - GENERAL COMMENT (2025-02-18): LOE to the borrower
BUYER - GENERAL COMMENT (2025-02-18): Proof of overnight delivery expected 2/18
BUYER - GENERAL COMMENT (2025-02-18): Refund check 1
BUYER - GENERAL COMMENT (2025-02-18): Refund check 2
REVIEWER - GENERAL COMMENT (2025-02-19): Remediation package has not yet been picked up by the courier.
REVIEWER - CURED COMMENT (2025-02-24): XXXX received PCCD, LOE, Copy of refund check and proof of mailing.
BUYER - GENERAL COMMENT (2025-02-18): Uploaded curative docs to exception XXXX
REVIEWER - GENERAL COMMENT (2025-02-19): Remediation package has not yet been picked up by the courier.
REVIEWER - CURED COMMENT (2025-02-24): XXXX received PCCD, LOE, Copy of refund check and proof of mailing.
BUYER - GENERAL COMMENT (2025-02-18): Uploaded curative docs to exception XXXX
REVIEWER - GENERAL COMMENT (2025-02-19): Remediation package has not yet been picked up by the courier.
																							REVIEWER - CURED COMMENT (2025-02-24): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0701	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Borrower does not meet the tradeline requirement, lender exception in file.	REVIEWER - WAIVED COMMENT (2025-02-12): Lender exception in file.	1	1	Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0692	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0622	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Lender exception approved for private VOR with 8 months of canceled checks with LOE from landlord.	REVIEWER - WAIVED COMMENT (2025-02-05): Lender exception in file.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0607	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0636	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0634	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Lender exception approved for C08 EAD category.	REVIEWER - WAIVED COMMENT (2025-02-05): Lender exception in file.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0614	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,025.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2025-02-03): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0651	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Lender approved exception provided for Borrower has been self employed less than 2 years without 3 yrs experience in same field.	REVIEWER - WAIVED COMMENT (2025-02-05): Lender exception in file.	1				1					Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0668	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0645	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0619	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0635	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0646	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0662	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Lender approved exception provided to use borrower pulled tax transcripts that show no record found for 2024 1099's.	REVIEWER - WAIVED COMMENT (2025-02-10): Lender exception in file.	1				1					Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0618	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0649	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0625	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0669	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Credit Calculation / Analysis - Guideline Issue: Insufficient tradelines per credit guidelines	Lender approved exception provided to allow borrower 1099 transcripts. Lender approved exception provided for insufficient tradelines.	REVIEWER - WAIVED COMMENT (2025-02-11): Lender exception in file. REVIEWER - WAIVED COMMENT (2025-02-11): Lender exception in file.	1				1					Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0667	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0633	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0652	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0657	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Lender exception approved for conflict of interest due to borrower owning title company used in this transaction.	REVIEWER - WAIVED COMMENT (2025-02-13): Lender exception in file.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0643	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0654	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0670	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Waiving escrows with 5 months reserves, lender exception in file.	REVIEWER - WAIVED COMMENT (2025-02-13): Lender exception in file.	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0615	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $575.00 exceeds tolerance of $315.00 plus 10% or $346.50. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2025-02-12): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0658	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0612	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0655	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0627	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0671	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0642	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0659	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0675	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $175.00 exceeds tolerance of $110.00 plus 10% or $121.00. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2025-02-24): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0665	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0650	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	2nd income source with less than 24 month history, lender exception in file.	REVIEWER - WAIVED COMMENT (2025-02-26): Lender exception in file.	1				1					Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0666	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0661	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $865.00 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $865.00 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2025-02-25): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2025-02-25): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0676	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0680	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0679	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0682	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Lender exception is approved for 5 NSFs.	REVIEWER - WAIVED COMMENT (2025-03-03): Lender exception in file.	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $755.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	REVIEWER - CURED COMMENT (2025-03-03): Sufficient Cure Provided At Closing	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0623	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0621	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	2	2	[2] Miscellaneous - Credit Exception: [2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XX/XX/XXXX	Lender approved exception provided to use personal comingled account when the business is a corporation.	REVIEWER - WAIVED COMMENT (2025-02-05): Lender exception in file SELLER - GENERAL COMMENT (2025-02-09): Attached the PDI REVIEWER - WAIVED COMMENT (2025-02-11): A PDI was provided, and there is no visible damage.	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Property inspected post disaster but pre-FEMA declaration of disaster end date.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	257NQM0620	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0637	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0681	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0641	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	257NQM0674	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A